Organization and Principal Activities - Summary of Assets and Liabilities of VIE (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 576,562	$ 83,857	¥ 208,161	$ 30,276	¥ 103,168	¥ 37,570
Restricted cash	115	17	115
Accounts receivable	141,911	20,640	49,594
Amounts due from related parties	4,564	664	1,260		95
Total current assets	803,730	116,897	293,358
Non-current assets:
Long-term investments	79,696	11,591	10,980
Property and equipment, net	92,874	13,508	53,023
Intangible assets, net	1,531	223	283
Total non-current assets	188,338	27,393	66,092
Total assets	992,068	144,290	359,450
Current liabilities:
Accounts payable	18,811	2,736	8,340
Deferred revenue and customer deposits	33,067	4,809	28,921
Accrued liabilities and other current liabilities	76,666	11,151	52,639
Amount due to related parties	8,864	1,289	6,110		¥ 6,353
Total current liabilities	163,824	23,827	116,646
Non-current liabilities:
Other non-current liabilities	140	20	216
Deferred tax liabilities			5
Deferred revenue and customer deposits	10,265	1,493	330
Total non-current liabilities	226,584	32,955	551
Total liabilities	390,408	56,782	117,197
VIE
Current assets:
Cash and cash equivalents	31,763	4,620	49,853
Restricted cash	115	17	115
Accounts receivable	141,705	20,609	49,561
Prepayments and other current assets	64,532	9,386	29,637
Amounts due from the Company and its subsidiaries	3,965	577	3,806
Amounts due from related parties	2,848	414	1,186
Total current assets	244,928	35,623	134,158
Non-current assets:
Long-term investments	71,512	10,401	10,000
Other receivables-non current	2,529	368	1,354
Property and equipment, net	46,271	6,730	24,258
Intangible assets, net	1,406	204	283
Long-term prepayment	11,000	1,600
Total non-current assets	132,718	19,303	35,895
Total assets	377,646	54,926	170,053
Current liabilities:
Accounts payable	18,683	2,717	8,340
Deferred revenue and customer deposits	55,625	8,091	48,085
Accrued liabilities and other current liabilities	59,556	8,662	31,631
Amounts due to the Company and its subsidiaries	15,534	2,259	39,861
Amount due to related parties	8,864	1,289	459
Total current liabilities	158,262	23,018	128,376
Non-current liabilities:
Amounts due to the Company and its subsidiaries	240,000	34,907	60,000
Other non-current liabilities	140	20	216
Deferred tax liabilities	0	0	5
Deferred revenue and customer deposits	0	0	330
Total non-current liabilities	240,140	34,927	60,551
Total liabilities	¥ 398,402	$ 57,945	¥ 188,927